Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

STMICROELECTRONICS N.V.

VALUATION AND QUALIFYING ACCOUNTS

Valuation and qualifying accounts deducted from the related asset accounts	Balance at beginning of period	Translation adjustment	Charged to costs and expenses	Additions/ (Deductions)	Balance at end of period
	(Currency—millions of U.S. dollars)
2019
Accounts Receivable	15	—	—	1	16
Deferred Tax Assets	1,548	(4)	—	(10)	1,534
2018
Accounts Receivable	15	—	—	—	15
Deferred Tax Assets	1,502	(16)	143	(81)	1,548
2017
Accounts Receivable	12	—	—	3	15
Deferred Tax Assets	1,578	24	3	(103)	1,502